Note 25 - Share Capital	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
25	Share capital

Authorised

Unlimited number of ordinary shares of no par value.

Unlimited number of preference shares of no par value.

Issued ordinary shares

	Number of fully paid shares	Amount

January 1, 2020	10,763,041	56,065
Shares issued:
- share-based payment - employees (note 1(a))	25,553	216
- options exercised	5,000	30
- equity raise*	597,963	12,538
- Blanket shares purchased from Fremiro (note 5)	727,266	5,847
December 31, 2020	12,118,823	74,696
Shares issued:
- options exercised	18,000	165
- equity raise#	619,783	7,806
December 31, 2021	12,756,606	82,667

*

The Company raised equity for the construction of the solar plant by way of an At The Market (“ATM”) equity offer on the NYSE American. Gross proceeds of $13,000 were raised pursuant to the ATM sales agreement with Cantor Fitzgerald & Co. at a transaction cost of $462.

#	Gross proceeds of $7,834 with a transaction cost of $28 were raised by issuing depository receipts on the VFEX in December 2021.